CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	$ 44,297	$ 45,832	$ 50,786
Loss from operations	60,270	120,583	130,107
Interest income	3,687	5,858	3,686
Interest expenses	(938)	(1,404)	(1,821)
Income before income taxes	83,355	137,742	125,227
Income tax expenses	14,386	14,238	26,040
Net income	68,944	118,471	96,527
Other comprehensive income, net of tax of nil
Translation adjustment	(14,428)	(48,841)	(1,386)
Comprehensive income	54,541	74,663	97,801
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	1,062	4,484	3,169
Loss from operations	(1,062)	(4,484)	(3,169)
Other expense, net	(89)	(93)	(35)
Interest income	4	80	1
Interest expenses	(1,074)	(705)	(463)
Foreign exchange gains (losses)	(740)	(719)	238
Equity in profit of subsidiaries	71,905	124,392	99,955
Income before income taxes	68,944	118,471	96,527
Income tax expenses	0	0	0
Net income	68,944	118,471	96,527
Other comprehensive income, net of tax of nil
Translation adjustment	(14,392)	(46,052)	(1,427)
Comprehensive income	$ 54,552	$ 72,419	$ 95,100